Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of internal credit grades [line items]
ECL allowance	$ 19	$ 22
Residential mortgages	280,672	274,244	[1]
Business and government loans	214,299	194,870	[1]
Customers' liability under acceptances	6	10,816	[1]
Expected credit loss allowance on debt securities classified at amortized cost	$ 17	$ 20
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Percentage of impaired loans fully or partially collateralized	93.00%	93.00%
Residential mortgages	$ 994	$ 787
Stage 3 [member] | Financial instruments credit-impaired [member] | Other assets [member]
Disclosure of internal credit grades [line items]
Foreclosed assets	8	13
Financial assets at fair value through net income [member]
Disclosure of internal credit grades [line items]
Residential mortgages	3	3
Business and government loans	$ 221	$ 270

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.